JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.1%
Alternative Assets — 5.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,583,571	86,824,530

Fixed Income — 13.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,830,129	33,961,553
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	7,129,786	60,745,776
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	762,055	6,248,851
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	984,542	8,122,475
JPMorgan High Yield Fund Class R6 Shares (a)	6,676,626	48,138,472
JPMorgan Managed Income Fund Class L Shares (a)	4,736,908	47,605,930

Total Fixed Income		204,823,057

International Equity — 31.1%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,520,181	43,544,637
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,479,389	40,190,889
JPMorgan International Advantage Fund Class R6 Shares (a)	6,959,071	138,346,341
JPMorgan International Equity Fund Class R6 Shares (a)	4,380,832	74,649,370
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	8,151,269	143,380,815
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	2,240,433	46,623,409

Total International Equity		486,735,461

U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,252,005	165,273,189
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	1,135,081	58,059,388
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	286,729	16,767,924
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	554,030	10,615,222
JPMorgan Small Cap Value Fund Class R6 Shares (a)	513,931	12,992,185
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,873,447	158,468,818
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,795,469	161,403,816
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,772,090	172,415,598

Total U.S. Equity		755,996,140

TOTAL INVESTMENT COMPANIES (Cost $1,406,612,064)		1,534,379,188

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $7,857,049)	7,871,300	7,873,452

	Shares
SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $62,197,065)	62,197,065	62,197,065

Total Investments — 102.6% (Cost $1,476,666,178)		1,604,449,705
Liabilities in Excess of Other Assets — (2.6)%		(41,318,625)

Net Assets — 100.0%		1,563,131,080

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	458	12/2019	USD	16,868,140	148,383
MSCI EAFE E-Mini Index	115	12/2019	USD	10,912,925	(28,568)
MSCI Emerging Markets E-Mini Index	614	12/2019	USD	30,749,120	(467,011)
S&P 500 E-Mini Index	578	12/2019	USD	86,035,300	(441,991)

					(789,187)

Short Contracts
EURO STOXX 50 Index	(426)	12/2019	EUR	(16,494,967)	(229,502)
Russell 2000 E-Mini Index	(443)	12/2019	USD	(33,758,815)	245,053

					15,551

					(773,636)

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,596,576,253	$7,873,452	$—	$1,604,449,705

Appreciation in Other Financial Instruments
Futures Contracts (a)	$393,436	$—	$—	$393,436

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(937,570)	$(229,502)	$—	$(1,167,072)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$46,709,376	$275,944	$13,811,909	$544,158	$243,984	$33,961,553	2,830,129	$275,945	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	39,713,213	20,536,470	—	—	496,093	60,745,776	7,129,786	433,634	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	50,924,415	—	5,614,836	(885,017)	(879,925)	43,544,637	3,520,181	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,431,012	98,715	2,332,458	63,069	(11,487)	6,248,851	762,055	98,714	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	60,811,142	—	60,019,993	16,685,560	(17,476,709)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,099,200	37,474,667	—	—	(382,978)	40,190,889	2,479,389	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,992,160	91,763	—	—	38,552	8,122,475	984,542	91,762	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	128,499,478	39,346,090	—	—	(2,572,379)	165,273,189	7,252,005	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	56,763,508	723,571	9,192,563	(45,126)	(110,918)	48,138,472	6,676,626	723,572	—
JPMorgan International Advantage Fund Class R6 Shares (a)	152,371,668	7,248,958	18,245,989	(3,052,350)	24,054	138,346,341	6,959,071	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	161,841,935	—	84,678,962	(890,236)	(1,623,367)	74,649,370	4,380,832	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	139,880,120	4,544,764	—	—	(1,044,069)	143,380,815	8,151,269	—	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	46,837,686	—	—	(214,277)	46,623,409	2,240,433	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	84,963,123	—	85,712,313	3,420,079	(2,670,889)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	68,438,108	50,863,667	71,746,126	112,746	(62,465)	47,605,930	4,736,908	587,400	—
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	64,042,685	—	5,726,901	(100,874)	(155,522)	58,059,388	1,135,081	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	95,933,632	418,809	15,903,836	1,272,068	5,103,857	86,824,530	5,583,571	418,808	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	16,773,659	—	—	—	(5,735)	16,767,924	286,729	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	16,956,542	—	5,865,166	834,925	(1,311,079)	10,615,222	554,030	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	14,156,599	40,818	1,162,054	(325,521)	282,343	12,992,185	513,931	40,817	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	173,411,385	444,439	16,497,926	(560,950)	1,671,870	158,468,818	9,873,447	444,440	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a)(b)	95,816,076	157,147,205	190,766,216	—	—	62,197,065	62,197,065	206,181	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	185,754,911	660,863	26,538,339	(442,026)	1,968,407	161,403,816	5,795,469	660,862	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	128,846,267	42,081,718	—	—	1,487,613	172,415,598	4,772,090	—	—

Total	$1,802,130,214	$408,836,147	$613,815,587	$16,630,505	$(17,205,026)	$1,596,576,253		$3,982,135	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.